Other Income and Other Expense - Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Advertising	$ 783,303	$ 793,282	$ 769,081
Office Supplies	702,705	591,177	774,961
Legal and Audit Fees	497,986	408,066	416,339
FDIC and State Assessment	702,705	751,979	771,097
Telephone Expense	446,628	431,761	408,646
Postage and Freight	499,611	478,764	466,360
Loan Collection Expense	380,093	205,549	621,227
Other Losses	445,792	243,172	930,401
Debit Card/ATM expense	378,748	337,476	330,612
Travel and Convention	254,229	247,416	184,723
Other expenses	2,582,683	2,581,874	2,360,207
Total Other Expense	$ 7,674,483	$ 7,070,516	$ 8,033,654